Investments in Associates	12 Months Ended
Dec. 31, 2017
Investments in Associates [abstract]
INVESTMENTS IN ASSOCIATES
NOTE 5:-	INVESTMENTS IN ASSOCIATES

a.	InSightec Ltd. (“InSightec”):

1.	Insightec Ltd. (the “Company”) was incorporated in the State of Israel in March 1999 and commenced operations in the development, production and marketing of magnetic resonance imaging guided focused ultrasound treatment equipment shortly thereafter. The Company operates in one operating segment.

As for December 31, 2017, the Company holds (directly and indirectly, through Elbit Medical), 22.5% of InSightec’s voting and equity rights (18.6% on a fully diluted basis). Yet, due to the fact that the Group invested in preferred shares and regular shares which are subordinated to the share granted in the last rounds of investment, the Group share in InSightec loss is 41.5%.

Substantially all of InSightec’s current sales are derived from a few applications of InSightec’s products. Other applications of InSightec’s technology are in the early stages and there can be no assurance that these applications will be successful. InSightec is continuing research and development for additional applications for such products.

2.	Financing round in Insightec:

On December 14, 2017 InSightec Ltd. (“Insightec”), has signed a Share Purchase Agreement with Koch Disruptive Technologies, pursuant to which Koch Disruptive Technologies together with other investors will invest in Insightec a total amount of between US$75 million and US$150 million, in consideration for the issuance of a new series of preferred stock of Insightec (Preferred E share). The main terms of the Transaction are as follows:

1.	The Transaction reflects a pre money valuation for Insightec of approximately USD 460 million (on a fully-diluted basis).

2.	Holders of Preferred E share shall have preferred rights in the event of a dividend distribution and certain material events as set forth in the transaction documents.

3.	The transaction documents also set forth the rights of Koch Disruptive Technologies and other major shareholders of Insightec (in an amended Securityholders Agreement and amended Articles of Association), including, that following the consummation of the Transaction, Insightec’s board of directors shall consist of a maximum of nine (9) board members. Each of the four major shareholders in Insightec (including Elbit Medical) will be entitled to appoint one director for as long as each of them holds at least 5% of the outstanding share capital of Insightec. The directors appointed by three of the major shareholders (including the one appointed by Elbit Medical) may together appoint up to four (4) additional directors. The CEO of Insightec will also serve as director.

On December 28, 2017 Insightec completed the initial closing of the transaction in which it raised approximately US$90 million (out of which US$75 million was invested by Koch Disruptive Technologies).

On January Insightec has completed the second (and final) closing of its Series E investment round in a total amount of $60 million.

The lead investor in the round was Koch Disruptive Technologies (a subsidiary of Koch Industries, Inc.) who invested in total $100 million in Insightec. York participated in this round as well in the total investment of 6 million $.

The Series E Preferred Shares of Insightec issued in the first and second closings represent, immediately following their issuance, approximately 29.1% of the outstanding share capital (24.7% on a fully-diluted basis) of INSIGHTEC’s share capital. The Company did not participate in the investment rounds.

Following the completion of the second closing, the Company holds (directly and indirectly through its subsidiary - Elbit Medical Technologies Ltd.) approximately 19.8% (16.7% on a fully-diluted basis) and York holds 22.6% of InSightec issued and outstanding share capital (19.1% on a fully diluted basis).

3.	Significant events in Insigctec during 2016-2017

●	On November 14, 2017 the Taiwanese Food and Drug Administration (TFDA) has approved its Exablate Neuro system for the treatment of essential tremor in patients who do not respond to medication.
●	On December 14, 2017 The Centers for Medicare and Medicaid Services (the “CMS”) updated the reimbursement code for Exablate Neuro treatment for essential tremor, as follows:

1.	On November 2016 the CMS has decided to associate Insightec’s Exablate Neuro system (for essential tremor treatment), a reimbursement code with a payment level of USD 9,751.

2.	Beginning January 1, 2018, the primary procedure code for Movement Disorders (essential tremor) is assigned to new technology level and will be paid at USD 17,500.50 for medicare beneficiaries (if deemed medically appropriate).

3.

The CMS decision is only one of the necessary conditions necessary to receive an insurance compensation for the treatment. Pursuant to the CMS approval, the approval of each of the regional CMS representatives in the USA is required in order to receive insurance compensation for patients for the treatment. As of the date, an approval from a CMS representative in one area only (National Government Services Medicare, local Medicare contractor (MAC) for jurisdictions 6 & K1 (has been received and Insightec is acting to receive the rest of the CMS representatives’ approvals, but cannot estimate when whether these approvals will be received.

●	On May 24, 2016, InSightec Health Canada has approved InSightec’s Exablate Neuro system for the treatment of essential tremor.

●	On July 2016, the FDA has approved InSightec’s Exablate Neuro system for a non-invasive treatment of essential tremor (ET) in patients who have not responded to medication.

Exablate Neuro uses focused ultrasound waves to precisely target and ablate issue deep within the brain with no incisions or implants. The treatment is done under Magnetic Resonance Imaging (MRI) guidance for real time treatment monitoring.

1 This region refers to the following states: Illinois, Minnesota, Maine, Massachusetts, New Hampshire, Connecticut, New York, Rhode Island Vermont and Wisconsin.

●	Insightec has signed a cooperation agreement with Siemens

On August 15, 2016, INSIGHTEC has signed a non-exclusive cooperation agreement with Siemens Healthcare GmbH (“Siemens”), a leading manufacturer and developer of diagnostic imaging equipment in general and Magnetic Resonance scanners specifically, to develop compatibility between INSIGHTEC’s MRI guided Focused Ultrasound Systems (MRgFUS) and Siemens MRI scanners (the “Systems”) with the intention to expand the MRgFUS market globally (the “Agreement”). According to the Agreement, the Parties will cooperate regarding the performance of R&D, integration, testing and approving the compatibility of the Parties’ Systems. Each Party shall be solely responsible, at its own cost, to obtain the regulatory approval for its systems, and InSightec shall be solely responsible, at its sole cost, to obtain the regulatory approval for the combined system. Each Party shall bear all of its internal and external costs relating to its performance under the Agreement, except that InSightec shall reimburse Siemens an amount agreed upon in the Agreement, for its R&D costs. The Agreement also determines that each Party shall act independently in the marketing and sales of its component portion of the Combined System, and determines the amount InSightec shall pay Siemens for sales of the Combined Systems.

The term of the Agreement is five (5) years from the first commercial sale of the combined system and shall automatically renew for additional 1-year periods, unless either Party has provided a notice for its non-renewal or of its termination, it in accordance with the terms of the Agreement. Each Party shall have a limited liability towards the other Party for direct damages only. In addition, each Party is required to maintain a minimal insurance coverage for the purpose of the Agreement during the term of the Agreement and for a few years thereafter.

b.	Gamida Cell Ltd. (“Gamida”):

1.

Gamida is engaged in developing cellular and immune therapies for the treatment of cancer and orphan genetic diseases. As of December 31, 2017, the Group holds, through Elbit Medical, approximately 16% in Gamida’s voting and equity rights (approximately 12% on a fully diluted basis).

Gamida is devoting substantially all of its efforts toward research and development activities. In the course of such activities, Gamida has sustained operating losses and expects such losses to continue in the foreseeable future. Gamida’s accumulated deficit as of December 31, 2017, is USD 116,282 thousand and negative cash flows from operating activities for years ended December 31, 2017 are $17,760. Gamida requires additional financing in order to continue to fund its current operations and pay existing and future liabilities

Gamida’s auditor’ report with respect to Gamida’s 2017 financial statements includes emphasize of matter with respect to going concern uncertainty.

2.	Financing round in Gamida:

On July 9, 2017, the Company was informed by Gamida that an approximately $40 million private financing investment has been completed (“the Investment”). The Investment was led by Shavit Capital Fund joined by the pharmaceutical company Novartis and additional investors, including VMS Investment Group, Israel Biotech Fund, IHCV and Clal Biotechnology Industries (the “Investors”). Following the Investment, a preferred shares were allotted to the Investors, based on $120 million pre-money valuation to Gamida (the “Allotted Shares”). In addition, the investors received options to preferred shares in the amount of 60% of the Allotted Shares. The exercise price of the options is 120% of the shares price which have been paid on the Investment closing date. The options will expire 5 years after the Investment closing date. The Company did not participate in the investment rounds.

3.	Significant events in Gamida during 2016-2017:

On October 10, 2016, Gamida informed the Company that U.S. Food and Drug Administration (“FDA”) has granted Breakthrough Therapy Designation status to Gamida’s NiCord® (“Nicord”), due to improvement in absorption of neutrophils blood cells in bone marrow transplant for patients with high risk hematological malignancies (blood cancers).

Breakthrough therapy designation is granted to a drug that is intended to treat serious or life-threatening diseases, and that preliminary clinical evidence indicates that the drug may demonstrate substantial improvement on a clinically significant endpoint(s) over available therapies.

A breakthrough therapy designation entitles the company to various benefits, such as: intensive FDA guidance, involvement of senior FDA managers in the process, option for a FDA rolling review of Nicord marketing approval application in the U.S (i.e. the FDA may agree to review parts of the application file which are submitted in phases, with no obligation of filling the whole file prior to the review commencement).

On March 23, 2017, the Company was informed by Gamida, that the orphan drug designation which has been granted by the European Medicines Agency’s (EMA) Committee for Orphan Medicinal Products (COMP) regarding NiCord® has been broadened and now includes any treatment which based on blood system stem cells (haematopoietic stem cells) transplant.

On December 12, 2017 Gamida presented final results from the phase I/II trial evaluating NiCord® (the “Trial”) at the annual meeting of the American Society for Hematology (ASH). The Trial that included 36 patients with hematologic malignancies, met its primary endpoint as well as safety and efficiency targets

c.	Aggregate information of associates:

	Year ended December 31
	2017	2016
	NIS in thousands

The Group’s share of loss from continuing operations	(20,202)	(57,630)

The Group’s share of total comprehensive income	(20,202)	(57,630)

Aggregate carrying amount of the Group’s interests in these associates	-	21,215